Note 3 - Changes in Fair Value for Assets and Liabilities Measured on a Recurring Basis (Details) - Derivative Financial Instruments, Liabilities [Member]	9 Months Ended
Sep. 30, 2016 USD ($)
Balance, December 31, 2015	$ 0
Issuance of derivative warrants liabilities	487,425
Change in fair value of derivative warrant liabilities	29,332
Balance, September 30, 2016	$ 516,757